SEGMENTED INFORMATION - Disclosure of detailed information about revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Revenue	$ 11,739	$ 5,882
Australia [Member]
Disclosure of operating segments [line items]
Revenue	966	0
Brazil [Member]
Disclosure of operating segments [line items]
Revenue	4,501	1,116
Mexico [Member]
Disclosure of operating segments [line items]
Revenue	3,280	2,987
USA [Member]
Disclosure of operating segments [line items]
Revenue	$ 2,992	$ 1,779